Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 54,818	$ 44,474
Work-in-process	21,728	12,946
Finished goods	108,494	76,508
Inventory, Net, Total	$ 185,040	$ 133,928